Offsets	Aug. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Fundamental Global Inc.
Form or Filing Type	S-3
File Number	333-253285
Initial Filing Date	Feb. 19, 2021
Fee Offset Claimed	$ 15,720
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed
Unsold Securities Associated with Fee Offset Claimed | shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 142,433,000
Offset Note	On February 19, 2021, the registrant initially filed a Registration Statement on Form S-3, as amended (File No. 333-253285) (the “Prior Registration Statement”), which registered an aggregate amount of $150,000,000 of common stock, preferred stock, debt securities, warrants and units to be offered by the registrant from time to time. Approximately $5,904,225 of securities were sold pursuant to the Prior Registration Statement, and the Prior Registration Statement has expired and all offerings thereunder have been completed or terminated. As a result, the registrant has $15,720 in unused filing fees associated with the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Termination / Withdrawal Statement	Approximately $5,904,225 of securities were sold pursuant to the Prior Registration Statement, and the Prior Registration Statement has expired and all offerings thereunder have been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Fundamental Global Inc.
Form or Filing Type	S-3
File Number	333-253285
Filing Date	Feb. 19, 2021
Fee Paid with Fee Offset Source	$ 16,365
Offset Note	On February 19, 2021, the registrant initially filed a Registration Statement on Form S-3, as amended (File No. 333-253285) (the “Prior Registration Statement”), which registered an aggregate amount of $150,000,000 of common stock, preferred stock, debt securities, warrants and units to be offered by the registrant from time to time. Approximately $5,904,225 of securities were sold pursuant to the Prior Registration Statement, and the Prior Registration Statement has expired and all offerings thereunder have been completed or terminated. As a result, the registrant has $15,720 in unused filing fees associated with the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.